Deferred Income Tax - Deferred Tax Expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of deferred tax expense attributable to the temporary differences and tax losses carried forward [Line Items]
Deferred tax benefit (expense)	¥ (10,623)	¥ (1,036)	¥ 120,468
Investment securities [member]
Disclosure of deferred tax expense attributable to the temporary differences and tax losses carried forward [Line Items]
Deferred tax benefit (expense)	25,226	(34,881)
Derivatives [member]
Disclosure of deferred tax expense attributable to the temporary differences and tax losses carried forward [Line Items]
Deferred tax benefit (expense)	(10,110)	9,296
Goodwill and intangible assets [member]
Disclosure of deferred tax expense attributable to the temporary differences and tax losses carried forward [Line Items]
Deferred tax benefit (expense)	22,451	7,809
Loans and advances [member]
Disclosure of deferred tax expense attributable to the temporary differences and tax losses carried forward [Line Items]
Deferred tax benefit (expense)	(7,956)	6,092
Lease transactions [member]
Disclosure of deferred tax expense attributable to the temporary differences and tax losses carried forward [Line Items]
Deferred tax benefit (expense)	278	5,223
Provision for interest repayment [member]
Disclosure of deferred tax expense attributable to the temporary differences and tax losses carried forward [Line Items]
Deferred tax benefit (expense)	1,066	(3,840)
Tax losses carried forward [member]
Disclosure of deferred tax expense attributable to the temporary differences and tax losses carried forward [Line Items]
Deferred tax benefit (expense)	21,016	(3,448)
Retirement benefits [member]
Disclosure of deferred tax expense attributable to the temporary differences and tax losses carried forward [Line Items]
Deferred tax benefit (expense)	5,102	(2,604)
Property, plant and equipment [member]
Disclosure of deferred tax expense attributable to the temporary differences and tax losses carried forward [Line Items]
Deferred tax benefit (expense)	(28,338)	(1,137)
Other temporary differences-net [member]
Disclosure of deferred tax expense attributable to the temporary differences and tax losses carried forward [Line Items]
Deferred tax benefit (expense)	¥ (39,358)	¥ 16,454